Note 6 - Accrued Liabilities (Tables)	9 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2018	December 31, 2017

Accrued personnel related costs	$584	$734
Accrued research and development expenses	373	176
Other accrued expenses	226	266
	$1,183	$1,176